Condensed Consolidated Balance Sheet (Unaudited) (USD $) In Thousands	Jul. 29, 2011	Oct. 29, 2010
Current assets:
Cash and cash equivalents	$ 443,092	$ 815,581
Accounts receivable, net	852,376	674,135
Inventories, net	1,240,189	764,945
Other current assets	166,526	107,266
Current assets of discontinued operations	351,579	0
Total current assets	3,053,762	2,361,927
Property, plant and equipment, net	504,384	378,024
Investment, at fair value	134,814	0
Other intangible assets, net	403,283	178,831
Goodwill	393,657	125,686
Deferred income taxes (see footnote 2)	141,551	149,654
Other non-current assets	65,827	76,891
Non-current assets of discontinued operations	233,080	0
Total assets	4,930,358	3,271,013
Current liabilities:
Short-term notes payable, including current portion of long-term obligations	33,700	1,550
Trade accounts payable	357,620	291,742
Employee compensation and benefits	129,628	128,132
Advance payments and progress billings	790,570	376,300
Accrued warranties	79,223	62,351
Other accrued liabilities	178,611	163,249
Current liabilities of discontinued operations	200,740	0
Total current liabilities	1,770,092	1,023,324
Long-term obligations	873,366	396,326
Accrued pension costs	325,964	428,348
Other liabilities	82,565	80,649
Total liabilities	3,051,987	1,928,647
Shareholders' equity (see footnote 2)	1,878,371	1,342,366
Total liabilities and shareholders' equity	$ 4,930,358	$ 3,271,013